Short-term loans (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Restricted Cash and Investments, Current	¥ 0	$ 0	¥ 1,000,000
Loans Payable [Member]
Debt Instrument, Face Amount			588,235	$ 90,000
Line of Credit Facility, Maximum Borrowing Capacity | $				$ 160,000
Restricted Cash and Investments, Current | ¥			¥ 1,000,000
Debt Instrument, Maturity Date, Description	These loans were all with a maturity of less than one year
Loans Payable [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage			2.00%	2.00%
Loans Payable [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage			3.00%	3.00%